Document and Entity Information	Sep. 19, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001419041
Document Type	8-K/A
Document Period End Date	Sep. 19, 2023
Entity Registrant Name	FORTE BIOSCIENCES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38052
Entity Tax Identification Number	26-1243872
Entity Address, Address Line One	3060 Pegasus Park Dr.
Entity Address, Address Line Two	Building 6
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75247
City Area Code	(310)
Local Phone Number	618-6994
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	FBRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A is being filed by Forte Biosciences, Inc. (the “Company”) as a second amendment (the “Second Amendment”) to the Current Report on Form 8-K filed by the Company with the U.S. Securities and Exchange Commission (the “SEC”) on September 20, 2023 (the “Original 8-K”), as amended by Amendment No. 1 filed by the Company with the SEC on September 26, 2023 (the “First Amendment”). This Second Amendment is being filed to disclose, in accordance with Item 5.07(d) of Form 8-K, the Company’s decision as to how frequently the Company will include a stockholder advisory vote on the compensation of its named executive officers. Except as described herein, no other changes have been made to the Original 8-K or the First Amendment.